TAX CREDITS (Tables)	12 Months Ended
Dec. 31, 2025
TAX CREDITS.
Schedule of current and non-current tax credits

	2025	2024
Current
ICMS (state VAT)	329,345	269,544
Social security financing	704,210	604,704
Financing of social integration program	160,689	178,989
IPI (federal VAT)	31,481	33,154
IVA (value-added tax)	4,626	4,555
Others	51,898	62,176
	1,282,249	1,153,122

Non-current
ICMS (state VAT)	204,012	195,537
Social security financing	1,079,922	1,269,568
Financing of social integration program and Others	145,390	279,282
	1,429,324	1,744,387
	2,711,573	2,897,509

Schedule of estimates of realization of non-current tax credits

	2025	2024
2026	—	575,517
2027	663,699	384,850
2028	255,025	456,327
2029	198,434	327,693
2030 on	312,166	—
	1,429,324	1,744,387